Accounts Payable and Accrued Expenses	6 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses at June 30, 2020 and December 31, 2019 consisted of the following:

	June 30, 2020	December 31, 2019
Accounts payable and accrued expenses	$333,470	$309,231
Accrued interest	117,201	79,964
Totals	$450,671	$389,195